Investment in an Equity Investee (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment in an Equity Investee
Investment in an equity investee	$ 77,765	$ 48,411
SHPL
Investment in an Equity Investee
Investment in an equity investee	$ 77,765	$ 48,411	$ 73,461